Credit Risk - Summary of Key Metrics to Measure and Control Credit Risk (Detail) - Credit risk [member]	12 Months Ended
Dec. 31, 2018
Non performing loans [member]
Disclosure of credit risk exposure [line items]
Metric	Non-Performing Loans (NPLs)
Description	We use NPLs to monitor how our portfolios behave. We classify loans as NPLs when customers do not make a payment for three months or more, or if we have data to make us doubt they can keep up with their payments. There are differences between NPL and Stage 3, which we set out in the 'Definition of default used for NPL' section below. Although we adopted IFRS 9 from 1 January 2018, we continued to monitor NPLs as a key metric in 2018 as the NPL ratio was one of Santander UK's Key Performance Indicators for 2016-2018.
Expected Loss [member]
Disclosure of credit risk exposure [line items]
Metric	Expected Loss (EL)
Description	EL is based on the regulatory capital rules of CRD IV and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default. We calculate each factor in accordance with CRD IV, and include direct and indirect costs. We base them on our risk models and our assessment of each customer's credit quality. There are differences between regulatory EL and IFRS 9 ECL, which we set out below. For the rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.
Expected credit losses [member]
Disclosure of credit risk exposure [line items]
Metric	ECL
Description	ECL tells us what credit risk is likely to cost us either over the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3 [member]
Disclosure of credit risk exposure [line items]
Metric	Stages 1, 2 and 3
Description	We assess each facility's credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.